LONG-TERM LOANS AND OTHER BORROWINGS - Principal payments (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	$ 2,347	Rp 33,743	Rp 27,974
1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		11,508
2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		4,784
3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		5,872
4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		3,588
Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		7,991
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings		751	892
Two-step loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		198
Two-step loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		181
Two-step loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		144
Two-step loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		127
Two-step loans | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		101
Bonds and notes
Borrowings and other credit facilities
Long-term loans and other borrowings		9,956	8,982
Bonds and notes | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,490
Bonds and notes | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		477
Bonds and notes | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,197
Bonds and notes | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		4,792
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings		18,748	13,894
Bank loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		7,648
Bank loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		3,051
Bank loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,577
Bank loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,813
Bank loans | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		2,659
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings		1,950	1,196
Other borrowings | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		404
Other borrowings | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		405
Other borrowings | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		405
Other borrowings | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		415
Other borrowings | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		321
Obligations under finance leases
Borrowings and other credit facilities
Long-term loans and other borrowings		2,338	Rp 3,010
Obligations under finance leases | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		768
Obligations under finance leases | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		670
Obligations under finance leases | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		549
Obligations under finance leases | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		233
Obligations under finance leases | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		Rp 118